Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income	$ 2,593	$ 2,156	$ 2,138
Preferred stock dividends	(188)	(182)	(173)
Dividends and undistributed earnings allocated to participating securities	(1)	(2)	(2)
Net income available to common shareholders	$ 2,404	$ 1,972	$ 1,963
Basic average common shares	371,983	374,793	391,485
Effect of dilutive securities: common stock options and common stock awards (in shares)	4,493	5,420	4,605
Diluted average common shares	376,476	380,213	396,090
Anti-dilutive securities (in shares)	1,011	188	2,143
Earnings per Common Share:
Basic (in USD per share)	$ 6.46	$ 5.26	$ 5.01
Diluted (in USD per share)	$ 6.39	$ 5.19	$ 4.96